QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.59%

CONSUMER DISCRETIONARY - 9.92%
AMC Networks Inc. - Class A	19,597	$1,253,228
Aramark	29,398	1,171,804
BorgWarner, Inc.	28,043	1,310,730
Delphi Automotive PLC	13,256	1,198,607
Kohl’s Corp.	29,189	1,206,965
Lowe’s Companies, Inc.	13,053	1,010,302
Macy’s Inc.	53,606	1,273,143
Marriott International, Inc. - Class A	11,334	1,180,889
Omnicom Group Inc.	12,158	957,321
O’Reilly Automotive, Inc.	4,341	886,866
PulteGroup Inc.	53,380	1,303,540
The Michaels Cos., Inc.	53,740	1,082,324

		13,835,719

CONSUMER STAPLES - 7.63%
Blue Buffalo Pet Products, Inc.	49,825	1,114,585
Bunge LTD	14,831	1,162,602
Constellation Brands	7,776	1,503,490
CVS Health Corp.	14,641	1,170,255
Mondelez International Inc.	25,077	1,103,890
Spectrum Brands Holdings, Inc.	8,300	958,152
Tyson Foods Inc. “A”	17,169	1,087,828
Walgreens Boots Alliance, Inc.	14,196	1,145,191
Walmart	17,457	1,396,385

		10,642,378

ENERGY - 3.57%
Diamond Offshore Drilling, Inc.	67,823	842,362
Newfield Exploration Co.	42,039	1,207,780
ONEOK, Inc.	24,861	1,406,387
Southwestern Energy Company	139,239	793,662
Transocean, Ltd.	84,726	732,880

		4,983,071

FINANCIALS - 11.85%
Aflac, Inc.	17,588	1,402,643
The Allstate Corp.	14,273	1,298,843
American Express Company	15,917	1,356,606
Ameriprise Financial, Inc.	9,316	1,349,702
Bank of America Corp.	49,492	1,193,747
Capital One Financial Corp.	15,686	1,351,819
Discover Financial Services	16,660	1,015,260
Everest Re Group Ltd.	5,584	1,465,186
Lincoln National Corp.	15,544	1,135,645
Prudential Financial, Inc.	9,879	1,118,599
Regions Financial Corp.	72,529	1,058,923
S&P Global Inc.	8,887	1,364,954
Unum Group	28,374	1,422,389

		16,534,316

HEALTH CARE - 10.50%
AbbVie, Inc.	18,111	1,266,140
Allergan PLC	4,609	1,162,989
Amgen, Inc.	7,304	1,274,621
Anthem, Inc.	7,442	1,385,775
C. R. Bard, Inc.	4,295	1,376,977
Celgene Corp.	9,672	1,309,685
HCA Holdings, Inc.	12,572	1,010,034
Hologic, Inc.	29,204	1,291,109
Johnson & Johnson	8,319	1,104,098
Merck & Co., Inc.	19,236	1,228,796
Stryker Corp.	8,449	1,242,848
United Therapeutics Corp.	7,766	997,154

		14,650,226

INDUSTRIAL - 8.17%
AECOM	35,304	1,126,198
Avis Budget Group, Inc.	40,484	1,246,097
Equifax Inc.	8,128	1,182,136
HD Supply Holdings, Inc.	26,006	844,935
ManpowerGroup Inc.	11,771	1,261,263
The Middleby Corp.	9,377	1,225,386
Spirit AeroSystems Holdings, Inc.	19,498	1,178,264
Stericycle, Inc.	13,875	1,069,485
Union Pacific Corp	12,086	1,244,375
United Rentals, Inc.	8,537	1,015,561

		11,393,700

INFORMATION TECHNOLOGY - 30.86%
Alphabet Inc. - Class A	1,286	1,215,913
Applied Materials, Inc.	24,101	1,067,915
Broadcom LTD	5,290	1,304,831
CDW Corp.	18,395	1,166,795
CommScope Holdings Co., Inc.	30,708	1,129,440
Corning Inc.	40,727	1,186,785
Facebook, Inc.	7,438	1,258,882
First Data Corp. - Class A	74,469	1,389,592
Fiserv, Inc.	9,157	1,176,675
FleetCor Technologies, Inc.	6,731	1,023,516
Intel Corp.	33,325	1,182,038
Lam Research Corp.	8,469	1,350,467
MasterCard Inc.	9,113	1,164,641
Match Group, Inc.	62,597	1,142,395
Micron Technology, Inc.	592,000	16,647,040
NCR Corp.	24,454	925,584
Teradata Corp.	41,322	1,314,866
Teradyne, Inc.	33,538	1,160,079
VeriSign, Inc.	12,081	1,222,235
Visa, Inc. - Class A	12,394	1,233,947
The Western Union Co.	59,710	1,179,273
Xerox Corp.	40,559	1,243,945
Zebra Technologies Corp.	13,426	1,365,693

		43,052,547

MATERIALS - 3.00%
Celanese Corp. - Class A	15,622	1,502,368
LyondellBasell Industries NV - Class A	15,479	1,394,503
United States Steel Corp.	54,694	1,284,762

		4,181,633

REAL ESTATE - 2.64%
American Tower Corp.	9,526	1,298,680
Care Capital Properties, Inc.	39,097	946,929
Spirit Realty Capital, Inc.	181,157	1,436,575

		3,682,184

TELECOMMUNICATIONS - 1.57%
CenturyLink Inc.	47,281	1,100,229
Sprint Corp.	137,150	1,094,457

		2,194,686

UTILITIES - 2.88%
Entergy Corp.	17,326	1,329,251
FirstEnergy Corp.	40,733	1,299,790
UGI Corp.	27,588	1,392,366

		4,021,407

TOTAL COMMON STOCKS - 92.59%		129,171,867

EXCHANGE TRADED FUNDS - 6.02%

Large Cap - 6.02%
Guggenheim S&P 500 Equal Weight ETF	11,000	1,035,760
SPDR S&P 500 ETF Trust	29,820	7,358,681

		8,394,441

TOTAL EXCHANGE TRADED FUNDS - 6.02%		8,394,441

MONEY MARKET FUND - 1.33%
Federated Treasury Obligations Fund 0.89%*	1,860,623	1,860,623

TOTAL INVESTMENTS - 99.94%		139,426,931
Other assets, net of liabilities - 0.06%		77,607

NET ASSETS - 100.00%		$139,504,538

*Effective 7 day yield as of July 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$129,171,867	$-	$-	$129,171,867
Exchange Traded Funds	8,394,441	-	-	8,394,441
Money Market	1,860,623	-	-	1,860,623

TOTAL	$139,426,931	$-	$-	$139,426,931

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2017.

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $118,630,258 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,929,667
Gross unrealized depreciation	(4,132,994)

Net unrealized appreciation	$20,796,673

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (unaudited)

	Shares	Fair Value
COMMON STOCK - 99.01%

AUSTRALIA - 5.39%
Aristocrat Leisure LTD	47,155	$762,956
Genworth Mortgage Insurance	352,449	847,636
Quantas Airways LTD	199,474	847,900
Stockland Corp. LTD	215,650	723,678

		3,182,170

AUSTRIA - 1.33%
Vienna Insurance Group AG	26,055	787,088

BELGIUM - 1.48%
KBC Groep NV	10,567	874,905

BERMUDA - 1.42%
Kunlun Energy Co. LTD	838,000	835,822

CANADA - 6.24%
Canadian Imperial Bank of Commerce	9,056	786,423
CGI Group Inc.	14,696	776,096
Dollarama Inc.	7,956	776,299
Eldorado Gold Corp.	230,352	488,346
Genworth MI Canada Inc.	29,421	856,719

		3,683,883

CHINA - 2.77%
China Cinda Asset Management Co. LTD	2,027,500	843,678
China Resources Gas Group LTD	209,000	792,082

		1,635,760

FINLAND - 1.36%
Stora Enso OYJ-R SHS	60,049	802,593

FRANCE -8.42%
Atos SE	5,740	872,082
Iliad SA	3,352	831,209
Kering	2,184	763,346
Pernod Ricards SA	6,127	849,713
Sanofi ADR	17,292	818,949
Thales SA	7,551	835,882

		4,971,181

GERMANY - 8.22%
Aurubis AG	8,056	717,316
Freenet AG	24,750	835,196
Fresenius SE & Co KGAA	9,638	814,290
Osram Licht AG	10,254	855,176
Porsche Automobile Holding-P	14,214	813,464
Software AG	18,825	823,070

		4,858,512

GREAT BRITAIN - 12.53%
31 Group PLC	64,247	793,484
Berkeley Group Holdings	18,624	859,120
Centrica PLC	294,408	771,116
Compass Group PLC	39,527	843,361
Imperial Brands PLC- Spon ADR	17,408	729,395
Indivior PLC	194,000	982,975
Persimmon PLC	24,546	811,007
Reckitt Benckiser Group	8,075	785,164
Unilever PLC	14,451	823,562

		7,399,184

HONG KONG - 5.34%
Hang Lung Properties LTD	285,583	711,553
New World Development Co., LTD	592,689	801,352
SINO Biopharmaceutical	956,286	844,830
WH Group LTD	847,786	795,651

		3,153,386

IRELAND - 1.34%
Ryanair Holdings PLC	37,608	790,236

ITALY - 2.77%
ACEA SPA	52,834	792,399
Snam SpA	178,841	845,286

		1,637,685

JAPAN - 19.93%
Asahi Glass Co. LTD	18,000	758,290
Astellas Pharma Inc.	54,200	691,372
Chiba Bank LTD	114,800	823,714
Coca Cola West Co. LTD	26,000	784,381
Dai Nippon Printing Co., LTD	72,400	798,250
Fukuoka Financial Group, Inc.	166,000	765,483
Hitachi Chemical Co. LTD	27,000	769,297
Mitsubishi UFJ Financial Group Inc.	128,200	813,010
Mixi, Inc.	14,600	802,881
Orix Corp.	52,100	826,718
Resona Holdings Inc.	149,000	767,273
Shinsei Bank, Ltd.	465,000	766,715
Softbank Group Corp. Unsponsored ADR	19,918	799,708
Sumitomo Mitsui Trust Holdings Inc.	23,650	868,609
Toyota Boshoku Corp.	35,400	740,199

		11,775,900

LUXEMBOURG - 1.34%
Subsea 7 SA	53,632	790,934

NETHERLANDS - 4.02%
ASM International N.V.	12,058	725,376
LyondellBasell Indu-Class A	9,031	813,603
Sensata Technologies Holding	18,571	837,924

		2,376,903

NEW ZEALAND - 1.38%
Air New Zealand LTD	325,445	817,899

NORWAY - 1.33%
Leroy Seafood Group ASA	135,924	785,796

SPAIN - 2.89%
ACS Actividades Cons Y S	22,234	852,725
Mediaset Espana Comunicacion	67,972	856,231

		1,708,956

SWEDEN -2.72%
Swedish Match AB	22,930	806,385
Telia Co. AB	170,721	802,266

		1,608,651

SWITZERLAND - 6.79%
ABB LTD	33,216	780,576
Adecco SA-REG	10,944	837,134
LafargeHolcim LTD	12,861	771,153
Novartis AG-Spon ADR	9,326	794,575
Swiss Re Ltd-Spon ADR	34,347	828,106

		4,011,544

TOTAL COMMON STOCKS - 99.01%		58,488,988

TOTAL INVESTMENTS - 99.01%		58,488,988
Other assets, net of liabilities - 0.99%		587,117

TOTAL NET ASSETS - 100.00%		$59,076,105

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$58,488,988	$-	$-	$58,488,988

At July 31, 2017, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $54,645,764 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,595,449
Gross unrealized depreciation	($3,752,225)

Net unrealized appreciation	$3,843,224

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 - (unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.14%

CONSUMER DISCRETIONARY - 12.92%
American Axle & Manufacturing Holdings, Inc.	7,684	$113,262
Asbury Automotive Group Inc.	2,378	128,412
Big Lots, Inc.	2,802	139,175
Cooper Standard Holdings, Inc.	1,283	131,200
Extended Stay America, Inc.	7,690	152,031
KB Home	7,712	176,759
Meritage Homes Corp.	4,255	173,391
Pinnacle Entertainment, Inc.	8,771	166,649
Planet Fitness Inc. “A”	6,759	153,159
Taylor Morrison Home Corp. “A”	7,087	160,308
Tenneco Inc.	2,438	134,821
The Children’s Place, Inc.	1,337	141,254

		1,770,421

CONSUMER STAPLES - 3.31%
Darling Ingredients Inc.	9,242	150,367
Fresh Del Monte Produce Inc.	3,281	168,873
USANA Health Sciences, Inc.	2,364	134,985

		454,225

ENERGY - 4.32%
Diamond Offshore Drilling, Inc.	12,251	152,157
Helix Energy Solutions Group, Inc.	19,336	126,457
MDU Resources Group, Inc.	6,382	168,166
Unit Corp.	8,071	145,117

		591,897

FINANCIALS - 18.91%
American Equity Investment Life Holding Co.	6,134	164,269
BofI Holding, Inc.	6,890	192,024
Credit Acceptance Corp.	757	188,569
Customers Bancorp, Inc.	4,420	131,937
Evercore Inc.	2,225	174,996
Flagstar Bancorp, Inc.	4,837	157,493
MFA Financial, Inc.	18,802	159,629
MGIC Investment Corp.	15,237	177,816
PennantPark Investment Corp.	18,414	137,368
PRA Group, Inc.	3,710	145,432
Primerica, Inc.	1,849	149,862
Radian Group Inc.	8,113	141,328
Stifel Financial Corp.	3,631	184,636
Virtus Investment Partners, Inc.	1,520	179,056
Walker & Dunlop Inc.	3,191	160,348
World Acceptance Corp.	1,947	147,135

		2,591,898

HEALTH CARE - 13.05%
Akorn, Inc.	4,081	137,203
AMN Healthcare Services, Inc.	3,652	134,759
Chemed Corp.	733	144,768
Emergent BioSolutions, Inc.	4,490	163,301
The Ensign Group, Inc.	7,869	176,029
Globus Medical, Inc.	4,690	144,218
HealthSouth Corp.	3,153	134,192
INC Research Holdings Inc.	3,029	166,595
Innoviva, Inc.	9,275	127,253
Medpace Holdings, Inc.	4,300	117,949
PRA Health Sciences, Inc.	2,366	176,030
Tivity Health, Inc.	4,206	166,768

		1,789,065

INDUSTRIAL - 13.69%
Aerojet Rocketdyne Holdings, Inc.	6,663	156,247
Argan, Inc.	2,198	141,661
CBIZ, Inc.	10,249	152,198
Continental Building Products, Inc.	5,651	124,322
Deluxe Corp.	2,105	151,981
Engility Holdings Inc.	5,013	146,229
Generac Holdings, Inc.	3,979	143,125
The Greenbrier Companies, Inc.	3,240	145,800
H&E Equipment Services, Inc.	5,968	134,698
Hawaiian Holdings, Inc.	2,926	121,136
Milacron Holdings Corp.	7,636	137,295
TriNet Group, Inc.	5,510	192,850
TrueBlue, Inc.	5,032	128,568

		1,876,110

INFORMATION TECHNOLOGY - 17.61%
Amkor Technology, Inc.	12,663	131,315
Belden Inc.	1,990	143,161
Blucora, Inc.	7,100	159,040
Ciena Corp.	5,991	154,268
Cirrus Logic, Inc.	2,333	143,340
ePlus, Inc.	2,192	177,333
Extreme Networks, Inc.	13,877	121,979
Finisar Corp.	5,758	156,733
j2 Global, Inc.	1,811	153,265
ScanSource, Inc.	3,602	142,639
Science Applications International Corp.	1,906	134,201
Synaptics Inc.	2,809	147,781
Tech Data Corp.	1,782	182,477
TiVo Corp.	7,822	153,311
TTM Technologies, Inc.	8,936	155,308
Vishay Intertechnology, Inc.	8,852	158,008

		2,414,159

MATERIALS - 3.43%
Allegheny Technologies, Inc.	8,528	161,520
SunCoke Energy, Inc.	16,110	144,185
Trinseo S.A.	2,347	164,994

		470,699

REAL ESTATE - 7.17%
Empire State Realty Trust, Inc.	5,829	121,768
FelCor Lodging Trust Inc.	18,699	137,999
Mack-Cali Realty Corp.	5,208	136,658
RLJ Lodging Trust	6,195	131,086
Ryman Hospitality Properties, Inc.	2,387	149,402
TIER REIT Inc.	9,003	166,375
Xenia Hotels & Resorts, Inc.	6,833	138,847

		982,135

TELECOMMUNICATION SERVICES - 0.68%
Vonage Holdings Corp.	14,145	93,498

UTILITIES - 1.05%
SJW Group	2,730	144,335

TOTAL COMMON STOCKS - 96.14%		13,178,442

EXCHANGED TRADED FUNDS - 0.91%
Vanguard Russell 2000	1,101	125,107

TOTAL EXCHANGE TRADED FUNDS		125,107

MONEY MARKET FUND - 2.63%
Federated Treasury Obligations Fund 0.89%*	360,620	360,620

TOTAL MONEY MARKET FUND		360,620

TOTAL INVESTMENTS - 99.68%		13,664,169
Other assets, net of liabilities - 0.32%		43,339

NET ASSETS - 100.00%		$13,707,508

* Effective 7 day yield as of July 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$13,178,442	$ –	$ –	$13,178,442
Exchange Traded Funds	125,107	–	–	125,107
Money Market	360,620	–	–	360,620

	$13,664,169	$ –	$ –	$13,664,169

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2017.

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $12,297,452 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,832,250
Gross unrealized depreciation	(465,533)

Net unrealized appreciation	$1,366,717

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.04%

CONSUMER DISCRETIONARY - 12.84%
Darden Restaurants, Inc.	867	$72,724
LKQ Corp.	2,417	83,531
Lowe’s Companies, Inc.	1,027	79,490
Michael Kors Holdings LTD*	2,197	80,059
Scripps Networks Interactive, Inc.	1,055	92,218
Target Corp.	1,523	86,308

		494,330

CONSUMER STAPLES - 9.91%
Constellation Brands	394	76,180
CVS Health Corp.	912	72,896
Tyson Foods Inc. “A”	1,207	76,475
Walgreens Boots Alliance, Inc.	964	77,766
Wal-Mart Stores, Inc.	981	78,470

		381,787

ENERGY - 5.71%
Chevron Corp.	514	56,124
ConocoPhillips	1,221	55,397
National Oilwell Varco, Inc.	1,629	53,285
Valero Energy Corp.	801	55,245

		220,051

FINANCIALS - 12.96%
The Allstate Corp.	898	81,718
Ameriprise Financial, Inc.	624	90,405
Bank of America Corp.	3,274	78,969
Capital One Financial Corp.	961	82,819
JP Morgan Chase & Co.	869	79,774
Unum Group	1,703	85,371

		499,056

HEALTH CARE - 13.88%
Allergan PLC	308	77,718
Biogen Inc.*	276	79,927
Celgene Corp.	577	78,131
Danaher Corp.	880	71,711
Gilead Sciences, Inc.	1,059	80,579
McKesson Corp.	447	72,356
Thermo Fisher Scientific Inc.	425	74,600

		535,022

INDUSTRIAL - 9.75%
Quanta Services Inc.	1,903	64,188
Rockwell Collins Inc.	595	63,385
Roper Technologies, Inc.	271	62,997
Stanley Black & Decker, Inc.	445	62,607
Stericyle, Inc.	821	63,283
Union Pacific Corp.	575	59,202

		375,662

INFORMATION TECHOLOGY - 20.97%
Alphabet Inc. Class A	91	86,040
Apple Inc.	594	88,346
Cisco Systems, Inc.	2,788	87,683
eBAY Inc.	2,467	88,146
Fiserv, Inc.	705	90,592
HP Inc.	4,862	92,864
Intel Corp.	2,584	91,654
Mastercard Inc.	704	89,971
NVIDIA Corp.	568	92,306

		807,602

MATERIALS - 2.73%
CF Industries Holdings, Inc.	1,873	54,973
Ecolab Inc.	379	49,903

		104,876

REAL ESTATE - 4.71%
Host Hotels & Resorts, Inc.	5,411	100,969
The Travelers Cos., Inc.	628	80,441

		181,410

TELECOMMUNICATION SERVICES - 2.59%
Verizon Communications Inc.	2,059	99,656

UTILITIES - 2.99%
DTE Energy Co.	529	56,635
Public Service Enterprise Group	1,300	58,461

		115,096

TOTAL COMMON STOCKS - 99.04%		3,814,548

MONEY MARKET FUND - 1.95%
Federated Treasury Obligation Fund 0.89%*	74,942	74,942

TOTAL INVESTMENTS - 100.99%		3,889,490
Liabilities, in excess of other assets - (0.99)%		(38,117)

NET ASSETS - 100.00%		$3,851,373

*Effective 7 day yield as of July 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$3,814,548	$–	$–	$3,814,548
Exchange Traded Funds	–	–	–	–
Money Market	74,942	–	–	74,942

	$3,889,490	$ –	$ –	$3,889,490

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2017.

At July 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,729,254 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$226,218
Gross unrealized depreciation	(65,982)

Net unrealized appreciation	$160,236

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	September 21, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	September 21, 2017